Financial instruments by category (Schedule of Total Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities at fair value through profit and loss
Financial liabilities	$ 642,848	$ 634,652
Derivative financial instrument liabilities	70	19
Financial liabilities at fair value through profit or loss	70	19
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	642,778	634,633
Trade payables [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	108,977	102,125
To be paid to co-venturers [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	522	2,815
Lease liabilities [member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	32,298	32,051
Borrowing [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	$ 500,981	$ 497,642